Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Loan Activity to Related Parties
Loan activity to related parties is as follows:

(dollars in thousands)	2013	2012
Balance at beginning of year	$9,344	$11,353
Additional borrowings	1,280	1,544
Curtailments	(805)	(3,553)
Balance at end of year	$9,819	$9,344